UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        3-30-2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     April 18, 2007
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            138
                                                           --------------------

Form 13F Information Table Value Total:                     $  212,350
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     4823    63110 SH       SOLE                    63110
AT&T Inc.                      Com              00206R102     4294   108896 SH       SOLE                   108896
Abbott Labs                    Com              002824100     1308    23434 SH       SOLE                    23434
Adesa Inc                      Com              00686U104      584    21150 SH       SOLE                    21150
Air Prods & Chems Inc          Com              009158106     3254    43999 SH       SOLE                    43999
Alcoa Inc                      Com              013817101     2255    66520 SH       SOLE                    65920               600
Allete Inc                     Com              018522102      337     7227 SH       SOLE                     7227
Altria Group Inc               Com              02209S103     1003    11418 SH       SOLE                    11418
Amdocs Ltd                     Com              G02602103      657    18000 SH       SOLE                    18000
American Express Co            Com              025816109      224     3975 SH       SOLE                     3975
American Intl Group            Com              026874107     1465    21794 SH       SOLE                    21794
Amgen Inc                      Com              031162100     2042    36535 SH       SOLE                    36535
Anheuser Busch Cos             Com              035229103      366     7255 SH       SOLE                     7255
Aqua America Inc               Com              03836W103     1226    54622 SH       SOLE                    54622
Automatic Data Process         Com              053015103     3169    65485 SH       SOLE                    65185               300
Avery Dennison Corp            Com              053611109     1067    16600 SH       SOLE                    16600
Avon Prods Inc                 Com              054303102      356     9566 SH       SOLE                     9566
BP Plc Spons ADR               Com              055622104     3012    46512 SH       SOLE                    46512
Bank Of America Corp           Com              060505104     3647    71473 SH       SOLE                    71029               444
Baxter International           Com              071813109      427     8100 SH       SOLE                     8100
Beckman Coulter                Com              075811109     1086    17005 SH       SOLE                    17005
Becton Dickinson & Co          Com              075887109     1963    25535 SH       SOLE                    25535
Berkshire Hathaway Cl B        Com              084670207      251       69 SH       SOLE                       69
Black & Decker Corp            Com              091797100     1045    12800 SH       SOLE                    12800
Boston Scientific              Com              101137107      345    23716 SH       SOLE                    23716
Bristol Myers Squibb           Com              110122108     1325    47728 SH       SOLE                    47728
Burlington Nrthn Santa         Com              12189T104      380     4728 SH       SOLE                     4728
Cabot Corp                     Com              127055101     2251    47165 SH       SOLE                    47165
Cabot Microelectronics         Com              12709P103      425    12670 SH       SOLE                    12670
Cabot Oil & Gas                Com              127097103      317     4713 SH       SOLE                     4713
Caterpillar Inc Del            Com              149123101      248     3700 SH       SOLE                     3700
Centurytel Inc                 Com              156700106      324     7180 SH       SOLE                     7180
Chevron Corp                   Com              166764100     6893    93193 SH       SOLE                    93008               185
Chubb Corp                     Com              171232101     2438    47179 SH       SOLE                    47179
Cigna Corp                     Com              125509109      661     4633 SH       SOLE                     4633
Cisco Sys Inc                  Com              17275R102      966    37850 SH       SOLE                    37450               400
Citigroup Inc                  Com              172967101     4668    90932 SH       SOLE                    90932
Citrix Systems                 Com              177376100      673    21000 SH       SOLE                    21000
Coca Cola Co                   Com              191216100      918    19131 SH       SOLE                    19131
Colgate Palmolive Co           Com              194162103      628     9402 SH       SOLE                     9402
Comcast Corp Cl A Spl          Com              20030N200      438    17211 SH       SOLE                    17211
Commerce Bancshares            Com              200525103      343     7104 SH       SOLE                     7104
Commerce Group Inc Mass        Com              200641108     1486    49476 SH       SOLE                    49476
Conocophillips                 Com              20825C104      959    14033 SH       SOLE                    13745               288
Corning Inc                    Com              219350105      857    37680 SH       SOLE                    37680
Deere & Co                     Com              244199105      325     2992 SH       SOLE                     2992
Diomed Holdings Inc            Com              25454R207       14    10000 SH       SOLE                    10000
Disney Walt Co                 Com              254687106      479    13920 SH       SOLE                    13920
Dominion Res Va                Com              25746U109     1101    12401 SH       SOLE                    12401
Dow Chem Co                    Com              260543103      216     4715 SH       SOLE                     4715
Du Pont E I De Nemours         Com              263534109     2088    42244 SH       SOLE                    42244
Duke Energy Corp               Com              26441C105     1026    50570 SH       SOLE                    50570
Duke Realty Corp               Com              264411505      272     6250 SH       SOLE                     6250
E M C Corp Mass                Com              268648102     1385    99993 SH       SOLE                    99993
EBay Inc                       Com              278642103      249     7500 SH       SOLE                     7500
Embraer Empresa Brasileria ADR Com              29081M102      346     7550 SH       SOLE                     7550
Emerson Electric Co            Com              291011104     3659    84914 SH       SOLE                    84314               600
Exxon Mobil Corp               Com              30231G102    14329   189916 SH       SOLE                   189916
FPL Group Inc                  Com              302571104     1906    31166 SH       SOLE                    30764               402
Fortune Brands Inc             Com              349631101      378     4799 SH       SOLE                     4799
Gannett Inc                    Com              364730101      218     3866 SH       SOLE                     3866
General Elec Co                Com              369604103     8173   231136 SH       SOLE                   231136
Glaxo SmithKline ADR           Com              37733W105      686    12419 SH       SOLE                    12419
Harley Davidson Inc            Com              412822108     1424    24245 SH       SOLE                    24245
Heinz H J Co                   Com              423074103      777    16500 SH       SOLE                    16500
Home Depot Inc                 Com              437076102     1846    50250 SH       SOLE                    50250
Ingersoll-Rand Co Cl A         Com              G4776G101     1518    35000 SH       SOLE                    35000
Intel Corp                     Com              458140100     1229    64220 SH       SOLE                    64220
International Bus Mach         Com              459200101     4955    52567 SH       SOLE                    52467               100
Ishares MSCI EAFE Index Fd     Com              464287465     5112    67040 SH       SOLE                    67040
Ishares MSCI Japan Index Fd    Com              464286848     2004   137530 SH       SOLE                   137530
Ishares MSCI Pacific Ex-Japan  Com              464286665      887     6600 SH       SOLE                     6600
Ishares Tr DJ Us Finl Sec      Com              464287788     1247    10935 SH       SOLE                    10935
Ishares Tr DJ Us Tech Sec      Com              464287721     1388    25725 SH       SOLE                    25725
Ishares Tr Russell 1000 Growth Com              464287614     6303   113255 SH       SOLE                   113255
Ishares Tr S&P 100 Index       Com              464287101      573     8805 SH       SOLE                     8805
Ishares Tr S&P 500 Growth Inde Com              464287309      273     4225 SH       SOLE                     4225
Ishares Tr S&P Small Cap 600   Com              464287804     1463    21540 SH       SOLE                    21540
JPMorgan Chase & Co            Com              46625H100     3963    81904 SH       SOLE                    81404               500
Johnson & Johnson              Com              478160104    10304   170996 SH       SOLE                   170996
Johnson Ctls Inc               Com              478366107      510     5393 SH       SOLE                     5393
Kimberly Clark Corp            Com              494368103     1685    24603 SH       SOLE                    24603
Liberty All-Star Equity Fd     Com              530158104      118    13902 SH       SOLE                    13902
Liberty Ppty Tr Sh Ben Int     Com              531172104      253     5200 SH       SOLE                     5200
Lilly Eli & Co                 Com              532457108      376     7000 SH       SOLE                     7000
MBIA Inc                       Com              55262C100      684    10450 SH       SOLE                    10450
Marathon Oil Corp              Com              565849106      969     9800 SH       SOLE                     9800
Marshall & Ilsley Corp         Com              571834100      658    14199 SH       SOLE                    14199
McDonald's Corp                Com              580135101      635    14100 SH       SOLE                    14100
McGraw-Hill Inc                Com              580645109      296     4700 SH       SOLE                     4700
Medco Health Solutions         Com              58405U102      870    11992 SH       SOLE                    11568               424
Medtronic Inc                  Com              585055106     1133    23095 SH       SOLE                    22895               200
Mellon Finl Corp               Com              58551A108      793    18384 SH       SOLE                    18384
Merck & Co Inc                 Com              589331107     2290    51840 SH       SOLE                    51840
Merrill Lynch & Co Inc         Com              590188108     1277    15635 SH       SOLE                    15635
Microsoft Corp                 Com              594918104     2754    98822 SH       SOLE                    98822
Midcap Spdr Tr Ser 1           Com              595635103     1700    11001 SH       SOLE                    11001
Morgan Stanley                 Com              617446448      543     6892 SH       SOLE                     6892
Motorola Inc                   Com              620076109      407    23050 SH       SOLE                    23050
Norfolk Southern Corp          Com              655844108      810    16000 SH       SOLE                    16000
PNC Finl Svcs Group            Com              693475105      885    12296 SH       SOLE                    12296
PPG Inds Inc                   Com              693506107      559     7957 SH       SOLE                     7957
PPL Corporation                Com              69351T106      758    18536 SH       SOLE                    18536
Parkvale Financial             Com              701492100      200     6860 SH       SOLE                     6860
Pepsico Inc                    Com              713448108     4476    70422 SH       SOLE                    70422
Pfizer Inc                     Com              717081103     2117    83799 SH       SOLE                    83799
Procter & Gamble Co            Com              742718109     6173    97735 SH       SOLE                    97735
Progress Energy Inc            Com              743263105      407     8075 SH       SOLE                     8075
Raytheon Co                    Com              755111507      224     4265 SH       SOLE                     4265
Regions Financial Corp         Com              7591EP100      762    21555 SH       SOLE                    21555
Rohm & Haas Co                 Com              775371107      488     9433 SH       SOLE                     9433
Royal Dutch Shell PLC ADR Cl A Com              780259206      786    11850 SH       SOLE                    11850
Schering Plough Corp           Com              806605101      407    15967 SH       SOLE                    15967
Schlumberger Ltd               Com              806857108     2025    29300 SH       SOLE                    28900               400
Spdr Tr Unit Ser 1             Com              78462F103      263     1850 SH       SOLE                     1850
Spectra Energy Corp            Com              847560109      518    19734 SH       SOLE                    19734
Sprint Nextel Corp             Com              852061100      374    19727 SH       SOLE                    19727
State Str Corp                 Com              857477103      987    15245 SH       SOLE                    15245
Stryker Corp                   Com              863667101      206     3100 SH       SOLE                     3100
Sysco Corp                     Com              871829107      494    14600 SH       SOLE                    14600
Target Corp                    Com              87612E106      842    14215 SH       SOLE                    13915               300
Texas Instruments              Com              882508104     2536    84250 SH       SOLE                    83850               400
The Hershey Company            Com              427866108     1110    20300 SH       SOLE                    20300
Union Pac Corp                 Com              907818108      479     4720 SH       SOLE                     4720
United Parcel Svc Cl B         Com              911312106     1584    22600 SH       SOLE                    22600
United Technologies Cp         Com              913017109     1596    24550 SH       SOLE                    24550
Unitedhealth Group             Com              91324P102      328     6200 SH       SOLE                     6200
Vanguard Emerging Mkt ETF      Com              922042858      225     2850 SH       SOLE                     2850
Vanguard Index Tr Stk Mkt ETF  Com              922908769      775     5480 SH       SOLE                     5480
Verizon Comm                   Com              92343V104     4062   107132 SH       SOLE                   106532               600
Wachovia Corp                  Com              929903102     2890    52498 SH       SOLE                    52498
Wal Mart Stores Inc            Com              931142103      474    10104 SH       SOLE                    10104
Wells Fargo & Co               Com              949746101      345    10010 SH       SOLE                    10010
Wyeth                          Com              983024100     2700    53977 SH       SOLE                    53677               300
Blackrock Insd Muni Term Tr In Com              092474105      157    16000 SH       SOLE                16000.000
Ishares IBoxx Invest Grade Cor Com              464287242      220     2052 SH       SOLE                 2052.000
Ishares Tr 1-3 Yr Tr Index     Com              464287457      487     6053 SH       SOLE                 6053.000
Nuveen Pa Invt Quality         Com              670972108      146     10390SH       SOLE                10390.000